Inventories (Tables)	12 Months Ended
Mar. 31, 2011
Inventories
Schedule of Inventories

	Yen (millions)
	2011	2010
Finished goods	466,261	497,153
Work in process	164,329	159,699
Raw materials	265,834	256,794

	896,424	913,646